OTHER ASSETS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Components of Other Assets and Liabilities
a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables (b)	1,457,566	1,524,407
Derivatives receivable (c)	1,478,726	1,661,628
Operations in process (d)	155,568	195,875
Receivables from sale of investments (e)	142,765	89,149
	3,234,625	3,471,059

Non-financial instruments:
Deferred fees (f)	966,567	967,622
Investment in associates (g)	726,993	658,697
Investment properties, net (h)	548,558	469,113
Income tax prepayments, net	186,372	436,961
Adjudicated assets, net	136,079	136,125
Improvements in leased premises	71,747	65,867
VAT (IGV) tax credit	58,329	50,120
Others	9,245	9,241
	2,703,890	2,793,746
Total	5,938,515	6,264,805

	2022	2021
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable (i)	2,112,024	2,045,845
Derivatives payable (c)	1,345,665	1,524,761
Salaries and other personnel expenses	977,921	825,000
Allowance for indirect loan losses, Note 7(c)	658,584	593,703
Accounts payable for acquisitions (e)	153,681	253,444
Operations in process (d)	89,480	51,763
Dividends payable	73,607	76,097
	5,410,962	5,370,613
Non-financial instruments:
Provision for sundry risks (j)	624,149	614,012
Taxes	1,062,690	337,511
Others	192,344	211,661
	1,879,183	1,163,184
Total	7,290,145	6,533,797

Fair Value of Derivative Financial Instruments, Recorded as an Asset or a Liability
As of December 31, 2022, and 2021 the table below shows the fair value of derivative financial instruments, recorded as an asset or a liability, together with their nominal amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which the fair value of derivatives is measured.

		2022				2021				2022 and 2021
		Assets	Liabilities	Nominal amount	Maturity	Assets	Liabilities	Nominal amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)
Derivatives held for trading (i) -
Foreign currency forwards		500,348	288,857	34,224,865	January 2023 / August 2024	344,780	387,371	28,618,406	January 2022 / June 2023	–
Interest rate swaps		415,034	277,988	10,834,324	January 2023 / December 2032	367,906	320,186	26,878,186	January 2022 / December 2031	–
Currency swaps		410,439	749,420	16,000,208	January 2023 / January 2033	860,170	795,845	15,935,149	January 2022 / January 2033	–
Foreign exchange options		1,349	3,168	362,324	January 2023 / June 2024	2,485	3,258	576,398	January 2022 / December 2022	–
Futures		794	1,450	48,819	March 2023	19	405	72,165	March 2022 / November 2022	–
		1,327,964	1,320,883	61,470,540		1,575,360	1,507,065	72,080,304
Derivatives held as hedges (ii)
Cash flow hedges -
Cross currency swaps (CCS)	17(a)(ii)	20,114	8,418	839,080	January 2025	36,512	–	199,350	January 2025	Bonds issued
Cross currency swaps (CCS)	5(c)(i)	21,935	–	171,630	August 2026	16,972	–	179,415	August 2026	Repurchase agreements
Cross currency swaps (CCS)	17(a)(vi)	–	13,688	145,715	December 2023	–	216	173,215	December 2023	Bonds issued
Cross currency swaps (CCS)	6(b)(i)(v)	41,746	2,123	131,382	January 2023 / January 2025	19,939	4,126	154,635	January 2022 / September 2024	Investments (*)
Cross currency swaps (CCS)		–	156	38,140	June 2025	–	–	–	-	Repurchase agreements
Cross currency swaps (CCS)	5(c)(ii)	14,861	–	95,350	August 2026	12,845	–	99,675	August 2026	Repurchase agreements
Interest rate swaps (IRS)	17(a)(v)	–	–	–		–	1,076	119,610	March 2022	Bonds issued

Fair value hedges -
Interest rate swaps (IRS)	6(b)	52,106	397	926,497	January 2023 / February 2028	–	12,278	636,405	March 2022 / May 2023	Investments (*)
		150,762	24,782	2,347,794		86,268	17,696	1,562,305
		1,478,726	1,345,665	63,818,334		1,661,628	1,524,761	73,642,609

(*)	It comprises investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2022 and 2021.

Maturity Analysis for Derivative Financial Instruments

(i)
Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	2022						2021
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	276,887	226,117	(2,656)	–	–	500,348	193,678	148,219	2,883	–	–	344,780
Interest rate swaps	12,395	43,395	58,726	122,943	177,575	415,034	16,120	25,612	16,117	51,990	258,067	367,906
Currency swaps	63,465	60,940	86,950	84,650	114,434	410,439	61,522	182,002	219,240	137,046	260,360	860,170
Foreign exchange options	153	1,163	33	–	–	1,349	1,287	1,198	–	–	–	2,485
Futures	794	–	–	–	–	794	–	19	–	–	–	19
Total assets	353,694	331,615	143,053	207,593	292,009	1,327,964	272,607	357,050	238,240	189,036	518,427	1,575,360

	2022						2021
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	203,269	85,222	366	–	–	288,857	231,022	153,550	2,799	–	–	387,371
Interest rate swaps	8,073	37,418	45,352	62,460	124,685	277,988	13,098	13,481	28,424	40,984	224,199	320,186
Currency swaps	140,363	258,962	100,267	127,404	122,424	749,420	37,410	225,813	211,630	145,507	175,485	795,845
Foreign exchange options	554	2,483	131	–	–	3,168	1,102	2,156	–	–	–	3,258
Futures	1,450	–	–	–	–	1,450	405	–	–	–	–	405
Total liabilities	353,709	384,085	146,116	189,864	247,109	1,320,883	283,037	395,000	242,853	186,491	399,684	1,507,065

Cash Flow Hedges are Expected to Occur and Affect Statement of Income, Net of Deferred Income Tax
A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	2022					2021
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	250,835	938,513	76,280	–	1,265,628	191,962	327,914	496,552	–	1,016,428
Cash outflows (liabilities)	(294,548)	(934,119)	(73,232)	–	(1,301,899)	(209,707)	(338,518)	(446,582)	–	(994,807)
Consolidated statement of income	397	(7,222)	7,070	–	245	(461)	(20)	197	–	(284)

Movement of Investment Property
The movement of investment properties is as follows:

	2022			2021
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	274,769	252,166	526,935	513,918
Additions (i)	53,500	33,632	87,132	12,068
Disposals and others	(138)	(610)	(748)	949
Balance at December 31	328,131	285,188	613,319	526,935

Accumulated depreciation
Balance at January 1	–	56,412	56,412	45,649
Depreciation for the period	–	7,107	7,107	7,302
Disposals and others	–	(168)	(168)	3,461
Balance at December 31	–	63,351	63,351	56,412

Impairment losses (ii)	689	721	1,410	1,410

Net carrying amount	327,442	221,116	548,558	469,113

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)
As of December 31, 2022 the Group has made disbursements for the acquisition of land and real estate for S/87.1 million. As of December 31, 2021, the Group has made disbursements for property improvements for S/12.1 million.

(ii)	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.

Movement of Provision for Sundry Risks
j)	The movement of the allowance for sundry risks for the years ended December 31, 2022, 2021 and 2020 was as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	614,012	514,382	359,853
Allowance, Note 29	43,846	70,824	140,897
(Decrease) increase, net	(33,709)	28,806	13,632
Balances at the end of the year	624,149	614,012	514,382